Consolidated Statement of Other Comprehensive (Loss) Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [LineItems]
(Loss) profit for the year	R$ (690,464)	R$ 52,265	R$ (360,945)
Other comprehensive income to be reclassified to profit or loss for the year in subsequent periods
Currency translation adjustment	(1,778)	97	145
Comprehensive (loss) profit for the year	(692,242)	52,362	(360,800)
Attributable to:
Equity holders of the parent	(654,532)	43,890	(360,644)
Non-controlling interests	(37,710)	8,472	(156)
Comprehensive (loss) profit for the year	R$ (692,242)	R$ 52,362	R$ (360,800)